Operating costs and other operating income - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	€ (6,100)	€ (17,193)	€ (5,676)
Personnel costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	(6,601)	(6,561)	(2,997)
Depreciation
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and impairment adjustment	3,465
Total sales and marketing expenses		(4,475)	(113)
External outsourcing costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	(1,392)	(2,813)	(1,776)
Professional fees [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	(62)	(904)	(131)
Other operating expenses [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total sales and marketing expenses	€ (1,510)	€ (2,440)	€ (659)